Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 264,970		$ 264,970		$ 63,714
Depreciation	9,400	$ 3,700	17,100	$ 11,000
Equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 26,400	$ 15,000	$ 26,400	$ 15,000